Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes
18.	Income taxes

($000s)	2025	2024

Deferred tax expense (recovery)	(11,910)	11,375
	(11,910)	11,375

Tax expense (recovery) recognized in other comprehensive income or directly in equity

($000s)	2025	2024

Financing costs - Recognized in statement of equity	(2,473)	(526)
Revaluation of the secured notes liabilities - Recognized in OCI	1,125	9,233
Unrealized gain or loss on marketable securities - Recognized in OCI	450	222
	(898)	8,929

The income tax impact of the revaluation of the secured liabilities that was recorded through other comprehensive income (loss) during 2025, of $1.1 million, was recorded through other comprehensive income (loss).

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal and Provincial statutory income tax rates of 26.89% (2023 - 26.75%).

($000s)	2025	2024
Loss before income taxes	(65,082)	(19,872)
Income tax calculated using statutory rates	(17,488)	(5,343)
Non-deductible/(non-taxable) items	(6,120)	5,361
Difference in foreign tax rates	(30)	28
Movement in tax benefits not recognized	(3,407)	4,900
Renouncement of flow-through expenditures	15,112	6,800
Other	22	(371)
Income tax (recovery) expense	(11,910)	11,375

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2025	December 31, 2024
Deferred income tax assets:
Property and equipment	2,686	2,032
Provision for reclamation liabilities	870	1,368
Financing costs	3,258	1,858
Non-capital loss carryforwards	60,220	53,561
Secured note liabilities	23,092	834
Restricted interest and financing expense	13,347	5,423
Deferred income tax liabilities:
Mineral interests	(110,519)	(85,380)
Marketable securities	(450)	-
Liabilities held for distribution	19,908	-
Net deferred income tax assets (liabilities)	12,412	(20,304)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2025	December 31, 2024
Loss carryforwards	658	390
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	518	842
Other	4,307	7,855

Deferred tax has not been recognized on the deductible temporary difference of $0.9 million (2024 - $1.4 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2025, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	223,921	2045
Canadian capital losses	2,574	Indefinite
Canadian tax basis of mineral interest	524,822	Indefinite

US non-capital losses	662	2045
US tax basis of mineral interest	31,161	Indefinite